Share-based Awards - Summary of Changes in Share Options Granted by the Company (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of share options
Outstanding, Beginning balance	22,298,757	17,395,740	12,187,420
Granted	820,000	6,163,017	5,414,300
Forfeited	(1,973,636)	(683,280)	(205,980)
Exercised	(1,919,760)	(576,720)
Outstanding, Ending Balance	19,225,361	22,298,757	17,395,740
Exercisable	13,478,069
Weighted average exercise price
Outstanding, Beginning balance	$ 0.54	$ 0.52	$ 0.51
Granted	0.68	0.55	0.54
Forfeited	0.56	0.67	0.50
Option exercise price	0.52	0.50
Outstanding, Ending balance	0.54	$ 0.54	$ 0.52
Exercisable	$ 0.55
Aggregate intrinsic value
Outstanding, Beginning balance	$ 57,082,970	$ 52,951,848	$ 37,604,315
Granted	171,820	7,668,544	15,919,687
Forfeited	(3,388,792)	(1,733,224)	(572,154)
Exercised	(5,939,067)	(1,804,198)
Outstanding, Ending balance	47,926,931	$ 57,082,970	$ 52,951,848
Exercisable	$ 38,703,590